DWS VARIABLE SERIES II SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE LISTED PORTFOLIOS:
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DWS Dreman High Return Equity VIP DWS Dreman Small Mid Cap Value VIP

The following information revises similar disclosure for the above portfolios in “The portfolio managers” section of the prospectuses.

DWS Dreman High Return Equity VIP

The following people handle the day–to–day management of the portfolio:

David N. Dreman

Chairman and Chief Investment Officer of Dreman Value Management, L.L.C. and
Lead Portfolio Manager.

•   Began investment career in 1957.

•   Joined the portfolio team in 1998.

•   Founder, Dreman Value Management, L.L.C.

F. James Hutchinson

Portfolio Manager.

•   Managing Director of Dreman Value Management, L.L.C.

•   Joined Dreman Value Management, L.L.C. in 2000.

•   Began investment career in 1986.

•   Joined the portfolio team in 2002.

•   Prior to joining Dreman Value Management, L.L.C., 30 years of experience in finance and trust/investment management with The Bank of New York.

E. Clifton Hoover, Jr.

Portfolio Manager.

•   Joined Dreman Value Management, L.L.C. in 2006 as a Managing Director and Co–Chief Investment Officer of Large Cap Value Strategy.

•   Prior to joining Dreman Value Management, L.L.C., Managing Director and a Portfolio Manager at NFJ Investment Group since 1997; Vice President — Corporate Finance at Credit Lyonnais, 1992–1997; Financial Analyst at Citibank, 1990–1992; and Credit Analyst/Corporate Loan Officer for RepublicBank (now Bank of America), 1985–1990.

•   Over 20 years of investment industry experience.

•   Joined the portfolio team in 2006.

•      MS, Texas Tech University.

DWS Dreman Small Mid Cap Value VIP

The following people handle the day–to–day management of the portfolio:

David N. Dreman

Chairman and Chief Investment Officer of Dreman Value Management, L.L.C. and
Lead Portfolio Manager.

•   Began investment career in 1957.

•   Joined the portfolio in 2002.

•   Founder, Dreman Value Management, L.L.C.

E. Clifton Hoover, Jr.

Portfolio Manager.

•   Joined Dreman Value Management L.L.C. in 2006 as a Managing Director and Co–Chief Investment Officer of Large Cap Value Strategy.

•   Prior to joining Dreman Value Management, L.L.C., Managing Director and a Portfolio Manager at NFJ Investment Group since 1997; Vice President — Corporate Finance at Credit Lyonnais, 1992–1997; Financial Analyst at Citibank, 1990–1992; and Credit Analyst/Corporate Loan Officer for RepublicBank (now Bank of America), 1985–1990.

•   Over 20 years of investment industry experience.

•   Joined the portfolio team in 2006.

•   MS, Texas Tech University.

Nelson Woodard

Portfolio Manager through December 31, 2006.

•   Began investment career in 1985.

•   Joined the portfolio team in 2002.

•   Mr. Woodard rejoined Dreman Value Management, L.L.C. in 2001 after serving as a Managing Director of the Firm from 1997 to 2000. He is currently a Managing Director and Senior Portfolio Manager with the Firm. From 2000 through 2001, Mr. Woodard was Vice President of Asset Allocation and Quantitative Analysis at Prudential Investments. Mr. Woodard received a BA in Mathematics and Economics, MA in Economics and a Ph.D. in Econometrics and Public Finance from the University of Virginia.

Mark Roach

Portfolio Manager, effective November 28, 2006.

•   Joining Dreman Value Management, L.L.C. in November 2006 as a Managing Director and Portfolio Manager of Small and Mid Cap products.

•   Prior to that, Portfolio Manager at Vaughan Nelson Investment Management, managing a small cap product from 2002 through 2006; security analyst from 1997 to 2001 for various institutions including Fifth and Third Bank, Lynch, Jones & Ryan and USAA.

•   BS, Baldwin Wallace College; MBA, University of Chicago.

Please Retain This Supplement for Future Reference

DWS Scudder
November 27, 2006	Deutsche Bank Group